UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

AMENDMENT NO. 1 TO
FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4581

CornerCap Group of Funds
(Exact name of registrant as specified in charter)

1355 Peachtree Street, NE, Suite 1700, Atlanta, GA 30309
(Address of principal executive offices) (Zip code)

Thomas E. Quinn, 1355 Peachtree Street, NE, Suite 1700, Atlanta, GA 30309
(Name and address of agent for service)

Registrant's telephone number, including area code: 404-870-8700

Date of fiscal year end: 3/31

Date of reporting period: 4/1/2004-3/31/2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

CornerCap Balanced Fund	CornerCap Small-Cap Value Fund
CornerCap
Contrarian Fund

ANNUAL REPORT TO SHAREHOLDERS

FOR THE FISCAL YEAR ENDED
MARCH 31, 2005

The Peachtree, Suite 1700	Advisor:	(800) 728-0670
1355 Peachtree Street, NE	Administrator:	(888) 81-FUNDS
Atlanta, Georgia 30309	Telecopier:	(404) 870-0770

CornerCap Group of Funds
Manager’s Report to the Shareholders
For the Year Ended March 31, 2005

Dear Shareholders:

As reported to you in our most recent quarterly report, your CornerCap mutual funds performed very well last year. For the 12-month period ending March 31, 2005, the CornerCap Small Cap Value Fund, the CornerCap Balanced Fund, and the CornerCap Contrarian Fund returned 7.7%, 7.1% and 10.8%, respectively. Over that one-year period, the S&P 500 large-cap, Russell 2000 small-cap, and Lehman Brothers Intermediate Bond indices returned 6.7%, 5.4% and -0.3%, respectively.

We are pleased with the recent and long-term performance of our funds, and we believe that CornerCap will be able to continue to deliver good absolute and relative-to-market returns into the future. Toward this end, beginning in August of this year, we will outsource the administrative function of our mutual fund company. This will enable us to serve our shareholders better and to focus our efforts more effectively on research and investments, which is what we do best. Also, in the not-too-distant future, this outsourcing will allow shareholders to effect share transactions on-line and to monitor their account on our Web site.

We have selected ALPS Mutual Fund Services, Inc., in Denver, Colorado to perform this administrative function. Thus, at the beginning of August, ALPS will assume responsibility for our transfer agent, fund accounting, and regulatory administration for our mutual fund company. We will be communicating additional information to you about ALPS, particularly as the information relates to shareholder communication procedures.

We are excited that ALPS has come into the picture in this way. Its sole business is the administration of mutual funds, so, over time, we believe that ALPS’ services will be an enhancement to our shareholders and us. We are pleased that our mutual fund company has grown to a size that supports this more in-depth administrative approach. We look forward to maintaining our shareholder relationships, even with this change in our shareholder servicing.

While we anticipate that this administrative change will result in a more proactive serving of our shareholders in the funds, we also project that this will increase CornerCap’s costs. As has been our practice from the beginning of our fund company, CornerCap Investment Counsel intends to absorb these added costs, so shareholders will have no increase in their costs, i.e., the funds’ expense ratios will not increase.

Another important mutual fund activity, probably priority-one for most fund companies, is distribution (selling of shares to the public). For mutual fund companies in general, this has developed into a desperate desire to distribute more fund shares, a desire that ignited the Eliot Spitzer enforcement against several large fund companies. In order to keep our funds’ costs low and our shareholders’ quality high and in an effort to avoid the market timers and fund flippers, we have chosen to continue our policy of not marketing our funds to the myriad of broker mutual fund platforms. The vast majority of new accounts for our mutual funds comes from our clients and their friends and families. This steady flow of new business from our top-drawer shareholders is the primary reason that we are able to maintain the nine vital attributes for an excellent mutual fund (see our recent March 31, 2005 quarterly commentary). Thank you for your continued investment and support.

CornerCap Investment Counsel	May 30, 2005

CornerCap Balanced Fund
Eight Years of Investment Performance Through March 31, 2005 (in thousands)

Average annual total return for periods ended March 31, 2005
	1 Year	5 Year	Since Inception [b]
CornerCap Balanced Fund [a]	7.11%	6.86%	6.22%
Combined 60% Stocks/40% Bonds Index [c]	7.65%	6.09%	8.10%

a.	The Fund’s total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions.
b.	The Balanced Fund began operations May 24, 1997.
c.
The Balanced Fund has elected to balance the comparative index - 60% the Russell 1000 Value Index and 40% the Lehman Brothers Government/Corporate Bond Index. The Russell 1000 Value Index is described under (c) above. The Lehman Brothers Government/Corporate Bond Index measures the general performance of fixed-income securities by tracking publicly issued U.S. Treasury and debt obligations (excluding mortgage-backed securities), fixed-rate, non-convertible, investment-grade corporate debt securities, and U.S. dollar-denominated, SEC-registered non-convertible debt issued by foreign governmental entities or international agencies. Index returns include dividends and/or interest income and, unlike Fund returns, do not reflect fees or expenses.

Past performance does not guarantee future results. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. Mutual fund performance changes over time and currently may be significantly lower than stated above. Performance is updated and published monthly. Visit the Fund’s web site at www.cornercap.com or call 888-813-8637 for current performance figures.

Fund Expenses
As a shareholder of the Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a Fund's gross income, directly reduce the investment return of the Fund. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

Actual Fund Expenses
This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison
This section is intended to help you compare the Fund’s costs with those of other mutual Funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the Fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended March 31, 2005	Beginning Account Value 10/1/2004	Ending Account Value 3/31/2005	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,068.80	$7.95
Based on Hypothetical 5% Yearly Return	$1,000.00	$1,025.26	$7.68

* These calculations are based on expenses incurred in the most recent fiscal half-year. The Fund’s annualized six-month expense ratio for that period is 1.3%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

The expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, account maintenance fees or charges by processing organizations. The Fund does not charge any account maintenance fee or sales load, but does charge a 1.00% redemption fee that is applicable to all redemptions (sales or exchanges) made within sixty (60) days of an initial purchase of shares; provided, however, that the redemption fee will not apply if the shares to be redeemed are held in a retirement account subject to the Employee Retirement Income Security Act (“ERISA”).

ASSET ALLOCATION

Energy	1.9%
Materials	4.5%
Consumer Discretionary	8.1%
Consumer Staples	1.9%
Health Care	11.5%
Financials	17.5%
Information Technology	4.8%
Telecommunications	1.1%
Utilities	2.7%
Corporate Debt	19.0%
Government Debt	18.0%
Cash Equivalents	2.4%

CornerCap Contrarian Fund
Four Years of Investment Performance Through March 31, 2005 (in thousands)

Average annual total return for periods ended March 31, 2005
	1 Year	5 Year	Since Inception [b]
CornerCap Contrarian Fund [a]	10.76%	-6.27%	-2.86%
Russell Midcap Value Index [c]	18.34%	13.41%	14.29%

a.	The Fund’s total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions.
b	The Contrarian Fund began operations July 31, 2000.
c
The Russell Midcap Value Index measures the 800 smallest companies in the Russell 1000 Index with lower price-to-book ratios and higher forecasted growth values. (The Russell 1000 Index measures the performance of those companies out of the 1,000 largest U.S. companies, based on total market capitalization.) Index returns include dividends and/or interest income and, unlike Fund returns, do not reflect fees or expenses.

Past performance does not guarantee future results. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. Mutual fund performance changes over time and currently may be significantly lower than stated above. Performance is updated and published monthly. Visit the Fund’s web site at www.cornercap.com or call 888-813-8637 for current performance figures.

Fund Expenses
As a shareholder of the Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a Fund's gross income, directly reduce the investment return of the Fund. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

Actual Fund Expenses
This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison
This section is intended to help you compare the Fund’s costs with those of other mutual Funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the Fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended March 31, 2005	Beginning Account Value 10/1/2004	Ending Account Value 3/31/2005	Expenses Paid During Period*
Based on Actual und Return	$1,000.00	$1,094.00	$11.10
Based on Hypothetical 5% Yearly Return	$1,000.00	$1,025.26	$10.63

* These calculations are based on expenses incurred in the most recent fiscal half-year. The Fund’s annualized six-month expense ratio for that period is 1.8%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

The expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, account maintenance fees or charges by processing organizations. The Fund does not charge any account maintenance fee or sales load, but does charge a 1.00% redemption fee that is applicable to all redemptions (sales or exchanges) made within sixty (60) days of an initial purchase of shares; provided, however, that the redemption fee will not apply if the shares to be redeemed are held in a retirement account subject to the Employee Retirement Income Security Act (“ERISA”).

ASSET ALLOCATION

Materials	3.7%
Industrials	15.8%
Consumer Discretionary	23.8%
Consumer Staples	2.0%
Health Care	17.5%
Financials	18.1%
Information Technology	11.0%
US Microcap	2.8%
Cash Equivalents	5.2%

CornerCap Small-Cap Value Fund
Ten Years of Investment Performance Through March 31, 2005 (in thousands)

Average annual total return for periods ended March 31, 2005
	1 Year	5 Year	Since Inception [b]
CornerCap Small-Cap Fund [a]	7.71%	15.14%	11.80%
Russell 2000 Value Index [c]	9.79%	15.44%	14.51%

a.	The Fund’s total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions.
b	The Small-Cap Value Fund began operations September 30, 2000.
c
The Russell 2000 Value Index measures the 2,000 smallest of the 3,000 largest U.S. Companies (based on total market capitalization) that have lower price-to-book ratios and lower forecasted growth values. Index returns include dividends and/or interest income and, unlike Fund returns, do not reflect fees or expenses.

Past performance does not guarantee future results. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. Mutual fund performance changes over time and currently may be significantly lower than stated above. Performance is updated and published monthly. Visit the Fund’s web site at www.cornercap.com or call 888-813-8637 for current performance figures.

Fund Expenses
As a shareholder of the Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a Fund's gross income, directly reduce the investment return of the Fund. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

Actual Fund Expenses
This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison
This section is intended to help you compare the Fund’s costs with those of other mutual Funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the Fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended March 31, 2005	Beginning Account Value 10/1/2004	Ending Account Value 3/31/2005	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,077.80	$9.27
Based on Hypothetical 5% Yearly Return	$1,000.00	$1,025.26	$8.86

* These calculations are based on expenses incurred in the most recent fiscal half-year. The Fund’s annualized six-month expense ratio for that period is 1.5%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

The expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, account maintenance fees or charges by processing organizations. The Fund does not charge any account maintenance fee or sales load, but does charge a 1.00% redemption fee that is applicable to all redemptions (sales or exchanges) made within sixty (60) days of an initial purchase of shares; provided, however, that the redemption fee will not apply if the shares to be redeemed are held in a retirement account subject to the Employee Retirement Income Security Act (“ERISA”).

ASSET ALLOCATION

Materials	8.9%
Industrials	21.3%
Consumer Discretionary	28.8%
Consumer Staples	8.3%
Health Care	4.4%
Financials	16.4%
Information Technology	8.4%
Cash Equivalents	3.4%

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
CornerCap Balanced Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the CornerCap Balanced Fund as of March 31, 2005, and the related statements of operations, and changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended March 31, 2004 and the financial highlights for the periods indicated prior to March 31, 2005 were audited by other auditors, who expressed unqualified opinions on those statements.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held as of March 31, 2005 by correspondence with the Fund’s custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the CornerCap Balanced Fund as of March 31, 2005, the results of its operations, changes in its net assets, and its financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America.

Cohen McCurdy, Ltd.
Westlake, Ohio
May 10, 2005

CORNERCAP BALANCED FUND

PORTFOLIO OF INVESTMENTS

March 31, 2005

Shares	COMMON STOCK - 60.7%	Value

	Aerospace / Defense - 3.0%
4,500	Goodrich Corp.	$172,305
1,600	United Technologies	162,656
		334,961

	Appl. & Household - 2.5%
3,450	Jones Apparel Group, Inc.	115,541
2,750	VF Corp.	162,635
		278,176

	Auto Parts - 1.1%
2,100	Johnson Controls, Inc.	117,096

	Banks - Money Center - 6.4%
3,800	Bank of New York	110,390
2,200	Comerica, Inc.	121,176
4,300	US Bancorp	123,926
2,600	Wachovia Corp. New	132,366
4,908	Washington Federal, Inc.	114,405
2,550	Washington Mutual, Inc.	100,725
		702,988

	Banks - Super Regional - 2.6%
3,664	Bank of America	161,582
2,400	Federal National Mortgage Association	130,680
		292,262

	Biotechnology - 3.1%
3,400	Laboratory Amer. Hldgs.*	163,880
1,700	Quest Diagnostics, Inc.	178,721
		342,601

	Chemicals - 1.3%
2,050	PPG Industries	146,616

	Conglomerate - 1.5%
4,815	Tyco International, Ltd.	162,747

	Elect. Plant / Equip - 1.0%
2,000	Diebold, Inc.	109,700

See accompanying notes to financial statements.

CORNERCAP BALANCED FUND

PORTFOLIO OF INVESTMENTS - (Continued)

March 31, 2005

Shares	COMMON STOCK - 60.7%	Value

	Electrical & Gas - 4.1%
3,300	DTE Energy Co.	$150,084
3,400	FirstEnergy Corp.	142,630
5,800	Koninklijke Philips Electronics	159,616
		452,330

	Food - 1.1%
5,600	Sara Lee Corp.	124,096

	Health Care Services - 5.8%
4,200	Boston Scientific Corp.*	123,018
2,150	Cigna Corp.	191,995
4,100	McKesson, Inc.	154,775
1,811	Unitedhealth Group	172,733
		642,521

	Insurance - 3.5%
1,450	Everest Re Group LTD Com	123,410
4,700	Marsh & McLennan	142,974
3,200	St. Paul Travelers	117,536
		383,920

	Major Drugs - 1.2%
3,050	Wyeth	128,649

	Metals - Steel - 1.1%
3,850	Alcoa, Inc.	117,001

	Oil - 1.9%
3,050	Ashland, Inc.	205,783

	Other Financial - 5.0%
4,700	Allied Capital, Inc.	122,670
1,600	Bear Stearns	159,840
4,398	Countrywide Financial Corp.	142,759
5,050	MBNA Corp.	123,978
		549,247

	Paper / Packaging - 2.1%
9,300	Owens Illinois Inc. New*	233,802

	Personal Services - 1.4%
3,000	H&R Block	151,740

See accompanying notes to financial statements.

CORNERCAP BALANCED FUND

PORTFOLIO OF INVESTMENTS - (Continued)

March 31, 2005

Shares	COMMON STOCK - 60.7%	Value

	Pharmaceuticals - 1.4%
5,700	Pfizer, Inc.	$149,739

	Retailers - Food - 0.7%
4,400	Safeway, Inc.*	81,532

	Retailers - Other - 1.7%
8,400	Office Depot Inc.*	186,312

	Semiconductors - 1.4%
26,850	LSI Logic Corp.*	150,092

	Software - 1.3%
4,200	Sungard Data Systems Inc.*	144,900

	Telecom - Other - 1.1%
3,400	Telefonos de Mexico SA	117,402

	Telecom Equipment - 1.2%
11,600	UTStarCom Inc.*	127,020

	Wholesale & Int'l - 2.2%
7,400	Convergys Corp*	110,482
4,350	Donnelley & Sons Co	137,547
		248,029

	Total Common Stocks (Cost $5,346,275)	$6,681,262

Principal
Amount	CORPORATE BONDS - 18.8%	Value

	Banks - Money Center - 3.3%
$200,000	NationsBank Corp. 6.375% DUE 05-15-05	$200,738
150,000	Norwest Financial 6.250% DUE 12-15-07	157,571
		358,309

	Banks - Super Regional - 1.7%
165,000	Citigroup 7.250% DUE 10-01-10	183,752

	Consumer Finance - 1.3%
140,000	International Lease Financial Corp. 5.750% DUE 10-15-06	143,577

See accompanying notes to financial statements.

CORNERCAP BALANCED FUND

PORTFOLIO OF INVESTMENTS - (Continued)

March 31, 2005

Principal
Amount	CORPORATE BONDS - 18.8%	Value

	Electrical & Gas - 2.2%
100,000	Du Pont E I de Nemours & Co. 4.125% DUE 04-30-10	97,757
140,000	General Electric Capital Notes 5.450% DUE 01-15-13	143,807
		241,564

	Household Products - 1.8%
200,000	Procter & Gamble Co. 4.950% DUE 08-15-14	198,897

	Investment Services - 1.5%
170,000	Goldman Sachs 5.125% DUE 01-15-15	165,971

	Pharmaceuticals - 1.6%
160,000	Eli Lilly & Co 6.000% DUE 03-15-12	171,852

	Retailers - Other - 1.5%
150,000	Wal-Mart Stores, Inc. 6.875% DUE 08-10-09	163,411

	Securities Broker - 1.4%
150,000	Merrill Lynch & Co,. Inc. 6.375% DUE 10-15-08	158,414

	Telecom - Other - 1.1%
125,000	Verizon VA Inc. 4.625% DUE 03-15-13	119,458

	Wireless Communication - 1.4%
150,000	Bell South Telecom 6.000% DUE 10-15-11	158,897

	Total Corporate Bonds (Cost $2,062,360)	2,064,102

	GOVERNMENT BONDS - 17.8%

	U. S. Treasury Bonds - 17.8%
$140,000	6.500% DUE 08-15-05	$141,816
100,000	6.500% DUE 10-15-06	104,176
75,000	3.500% DUE 11-15-06	74,766
75,000	4.375% DUE 05-15-07	75,838
100,000	6.125% DUE 08-15-07	105,129
150,000	3.000% DUE 02-15-08	146,197
100,000	3.375% DUE 12-15-08	97,664
200,000	5.500% DUE 05-15-09	210,688
150,000	5.750% DUE 08-15-10	160,969
190,000	5.000% DUE 08-15-11	197,392
180,000	4.875% DUE 02-15-12	185,871
150,000	4.250% DUE 08-15-13	147,920
155,000	4.000% DUE 02-15-14	149,580

See accompanying notes to financial statements.

CORNERCAP BALANCED FUND

PORTFOLIO OF INVESTMENTS - (Continued)

March 31, 2005

Principal
Amount	GOVERNMENT BONDS - 17.8%		Value

$170,000	4.000% DUE 02-15-15		$163,492

	Total Government Bonds (Cost $1,938,625)		1,961,498

Shares	SHORT-TERM INVESTMENTS - 4.4%		Value

	Money Market Securities - 4.4%
481,518	Federated Treasury Obligations Fund, 2.43%**		$481,518
	(Cost $481,518)

	Total Investments (Cost $9,828,778) (a)	101.7%	11,188,380
	Liabilities in Excess of Other Assets	(1.7)%	(185,298)

	Net Assets	100.0%	$11,003,082

	*Non-income producing security

	**Variable rate security; the rate shown represents the rate at March 31, 2005.

	(a) Aggregate cost for federal income tax purpose is $9,828,778.

	At March 31, 2005, unrealized appreciation (depreciation) of
	securities for federal income tax purposes is as follows:

	Gross unrealized appreciation		$1,705,802
	Gross unrealized depreciation		(346,200)

	Net unrealized appreciation		$1,359,602

See accompanying notes to financial statements.

CORNERCAP BALANCED FUND

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2005

ASSETS
Investments at market value,
(Cost $9,828,778) (Note 1-A)	$11,188,380
Cash	92,192
Interest receivable	52,194
Dividends receivable	9,286
Receivable for investments sold	178,713
Other assets	1,388
Total assets	11,522,153

LIABILITIES
Payable for investment purchases	506,937
Advisory fee payable	9,334
Service fees payable	2,800

Total liabilities	519,071

NET ASSETS
(Applicable to 832,575 shares outstanding,
unlimited number of shares authorized with no par value)	$11,003,082

NET ASSET VALUE, OFFERING AND REPURCHASE
PRICE PER SHARE
($11,003,082 ÷ 832,575 shares)	$13.22

NET ASSETS
At March 31, 2005, net assets consisted of:
Paid-in capital	$9,746,301
Undistributed net investment income	103,038
Accumulated net realized (loss) on investments	(205,859)
Net unrealized appreciation of investments	1,359,602
$11,003,082

See accompanying notes to financial statements.

CORNERCAP BALANCED FUND

STATEMENT OF OPERATIONS

For the year ended March 31, 2005

INVESTMENT INCOME
Dividends	$168,382
Interest	168,379
Total income	336,761

Expenses
Advisory fee	99,947
Service fee	29,984
Total expenses	129,931
Net investment income	206,830

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from security transactions	344,244
Change in unrealized appreciation of investments	123,409
Net gain on investments	467,653

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$674,483

See accompanying notes to financial statements.

CORNERCAP BALANCED FUND

STATEMENT OF CHANGES IN NET ASSETS

Years ended March 31, 2005 and 2004

	2005	2004
INCREASE (DECREASE) IN NET ASSETS FROM
Operations
Net investment income	$206,830	$133,610
Net realized gain on investments	344,244	193,209
Change in unrealized appreciation of investments	123,409	1,460,726
Net increase in net assets
resulting from operations	674,483	1,787,545

Distributions to shareholders from
Net investment income ($0.27 and $0.17 per share, respectively)	(209,555)	(126,976)
Realized gains ($0.18 and $0.00 per share, respectively)	(139,703)	0
Total distributions	(349,258)	(126,976)

Capital share transactions (a)
Increase in net assets resulting from capital share transactions	981,328	1,929,033

Total increase in net assets	1,306,553	3,589,602

NET ASSETS
Beginning of year	9,696,529	6,106,927

End of year
(Including undistributed net investment income of
$103,038 and $105,763, respectively)	$11,003,082	$9,696,529

(a) Summary of capital share activity follows:

	2005		2004
	Shares	Value	Shares	Value
Shares sold	125,799	$1,635,014	257,380	$3,110,968
Shares issued on reinvestment of distributions	26,903	349,202	10,330	126,954
	152,702	1,984,216	267,710	3,237,922
Shares redeemed	(77,955)	(1,002,888)	(109,628)	(1,308,889)
Net increase	74,747	$981,328	158,082	$1,929,033

See accompanying notes to financial statements.

CORNERCAP BALANCED FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the year)

	For Years Ended March 31,
	2005	2004	2003	2002(a)	2001

Per Share Operating Performance
Net asset value, beginning of period	$12.80	$10.18	$11.72	$11.28	$10.71

Income from investment operations -
Net investment income (loss)	(0.25)	0.14	0.20	0.14	0.40
Net realized and unrealized gain
(loss) on investments	1.12	2.65	(1.52)	0.52	0.54

Total from investment operations	0.87	2.79	(1.32)	0.66	0.94

Less distributions from
Net investment income/(loss)	(0.27)	(0.17)	(0.22)	(0.22)	(0.34)
Realized gains	(0.18)	0.00	0.00	0.00	(0.03)

Total distributions	(0.45)	(0.17)	(0.22)	(0.22)	(0.37)

Net asset value, end of period	$13.22	$12.80	$10.18	$11.72	$11.28

Total Return	6.86%	27.48%	(11.29)%	5.89%	8.91%

RATIOS / SUPPLEMENTAL DATA

Net assets, end of period ($000)	$11,003	$9,697	$6,107	$6,198	$4,496

Ratios to average net assets
Expenses	1.30%	1.30%	1.30%	1.30%	1.30%
Net investment income/(loss)	2.07%	1.70%	2.17%	1.75%	3.03%

Portfolio turnover rate	29.45%	12.19%	21.88%	26.77%	24.82%

(a)
As required, effective April 1, 2001, the Fund has adopted new provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities as adjustments to interest income. Had the Fund not adopted these new provisions, the ratio of net investment income to average net assets would have been 1.79%. Per share data and ratios for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

See accompanying notes to financial statements.

CORNERCAP BALANCED FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2005

(1) ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

CornerCap Balanced Fund (the “Fund”) is a series of shares of the CornerCap Group of Funds. CornerCap Group of Funds was organized on January 6, 1986 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The investment objective of the Fund is to obtain capital appreciation and current income. The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation - Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:15 p.m. Eastern time, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System. Unlisted securities that are not included in such System are valued at the mean of the quoted bid and asked prices in the over-the-counter-market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund’s Board of Trustees. Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.  The ability of issuers of debt securities held by the Fund meet their obligations may be affected by economic and political developments.

B.
Security Transactions, Investment Income and Other - Security transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

C.
Federal Income Taxes - It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Therefore, no federal income tax provision is required.

D.
Distributions to Shareholders - Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

E.
Accounting Estimates - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

CORNERCAP BALANCED FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

March 31, 2005

(2) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS
The Fund has an investment advisory agreement with CornerCap Investment Counsel, Inc. (the “Advisor”), pursuant to which the Advisor receives a fee, computed daily and payable monthly, at an annual rate of 1.00% of the average daily net assets. Under the terms of the management agreement, the Advisor manages the Fund’s investments subject to the approval of the Board of Trustees. For the fiscal year ended March 31, 2005, the Advisor earned a fee of $99,947 from the Fund. At March 31, 2005, the Fund owed the Advisor $9,334 for its advisory services.

In addition, the Fund has a service agreement with the Advisor, pursuant to which the Advisor receives a fee, computed daily and payable monthly at an annual rate of .30% of average net assets. The Advisor will provide day-to-day operational services to the Fund including, but not limited to, providing or arranging to provide accounting, administrative, legal (except litigation), dividend disbursing, transfer agent, registrar, custodial, shareholder reporting, sub accounting and recordkeeping services. All fees and expenses associated with these and other functions including, but not limited to, expenses of legal compliance, shareholder communication and meetings of the Shareholders and the Board of Trustees will be paid by the Advisor. For the fiscal year ended March 31, 2005, the Advisor earned a fee of $29,984 from the Fund. At March 31, 2005, the Fund owed the Advisor $2,800 for its operational services.

Certain officers and directors of the Fund are also officers and directors of the Advisor.

(3) PURCHASES AND SALES OF SECURITIES

For the year ended March 31, 2005, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $2,542,344 and $1,776,723, respectively.

(4) DISTRIBUTIONS TO SHAREHOLDERS

On December 6, 2004, a distribution of $.27 per share was declared from ordinary income and a distribution of $.18 was declared from long-term capital gains. The dividend was paid on December 7, 2004, to shareholders of record on December 6, 2005.

The tax character of distributions paid for the years ended March 31, 2005 and 2004 was as follows:

	2005	2004
Distributions paid from:
Ordinary income	$209,555	$126,976
Long-term capital gain	139,703	0
	$349,258	$126,976

As of March 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$103,038
Undistributed long-term (losses)	(205,529)
Unrealized appreciation	1,359,602
$1,256,781

CORNERCAP BALANCED FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

March 31, 2005

(5) CAPITAL LOSS CARRYFORWARD

At March 31, 2005, the Fund had available for federal tax purposes an unused capital loss carryforward of $66,155, which expires in 2011.

To the extent that this carryforward is used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

(6) CHANGE IN ACCOUNTANTS

On May 19, 2004, Cohen McCurdy, Ltd. (“Cohen”) was selected to replace Tait, Weller & Baker as the Fund’s independent auditor for the fiscal year March 31, 2005. The Fund’s selection of Cohen was recommended by the Audit Committee and was approved by the Board of Trustees.

Tait, Weller & Baker’s report dated April 29, 2004 on the Fund’s financial statements as of March 31, 2004 did not contain an adverse opinion or a disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope or accounting principles. At the financial statement date and through the date of the engagement of Cohen, there were no disagreements between the Fund and Tait, Weller & Baker on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures which  such disagreements, if not resolved to the satisfaction of Tait, Weller & Baker would have caused it to make reference to the subject matter of the disagreement in connection with its reports on the financial statements for such period.

Neither the Fund nor anyone on its behalf consulted with Cohen on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund’s financial statements as a result of such consultations or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or a reportable event (as describe in paragraph (a)(1)(v) of said Item 304).

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
CornerCap Contrarian Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the CornerCap Contrarian Fund as of March 31, 2005, and the related statements of operations, and changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended March 31, 2004 and the financial highlights for the periods indicated prior to March 31, 2005 were audited by other auditors, who expressed unqualified opinions on those statements.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held as of March 31, 2005 by correspondence with the Fund’s custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the CornerCap Contrarian Fund as of March 31, 2005, the results of its operations, changes in its net assets, and its financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America.

Cohen McCurdy, Ltd.
Westlake, Ohio
May 10, 2005

CORNERCAP CONTRARIAN FUND

PORTFOLIO OF INVESTMENTS

March 31, 2005

Shares	COMMON STOCK - 95.0%	Value

	Appl. & Household - 4.2%
2,600	Jones Apparel Group, Inc.	$87,074
3,300	Kellwood Co.	95,007
		182,081

	Auto Parts - 4.2%
5,550	Arvinmeritor, Inc.	85,858
3,585	Superior Industries International	94,680
		180,538

	Banks - Money Center - 2.1%
3,100	Bank of New York	90,055

	Banks - Regional - 1.9%
2,350	Hudson United Bancorp	82,838

	Banks - Super Regional - 3.8%
2,025	Bank of America	89,303
1,400	Federal National Mortgage Association	76,230
		165,533

	Building Materials - 2.1%
3,200	Crane Co.	92,128

	Chemical Manufacturing - 2.0%
2,400	Ameron, Inc.	86,400

	Computers & Peripheral - 5.1%
4,600	Orbotech Ltd*	100,740
11,250	Royal Group Tech.*	118,688
		219,428

	Electrical & Gas - 2.3%
3,650	Koninklijke Philips Electronics	100,448

	Healthcare Services - 13.6%
1,500	Boston Scientific Corp.*	43,935
1,275	Cigna Corp.	113,858
4,150	Health Mgmt Assoc Inc.	108,647
3,200	McKesson, Inc.	120,800
9,400	Odyssey Healthcare Inc.*	110,544
15,140	Stewart Enterprises	93,111
		590,895

See accompanying notes to financial statements.

CORNERCAP CONTRARIAN FUND

PORTFOLIO OF INVESTMENTS - (Continued)

March 31, 2005

Shares	COMMON STOCK - 95.0%	Value

	Household Products - 2.1%
3,330	Helen of Troy, Ltd.*	$	$ 91,175

	Industrial Component - 2.4%
1,825	Curtiss Wright		104,025

	Insurance - 8.5%
6,825	21st Century Ins Group		95,209
2,900	Marsh & McLennan		88,218
2,500	St. Paul Travelers		91,825
5,450	Unumprovident Corp.		92,759
			368,011

	Major Drugs - 2.0%
2,100	Wyeth		88,578

	Metals - Steel - 2.0%
2,800	Alcoa, Inc.		85,092

	Miscellaneous Materials - 1.7%
2,200	Cabot Corp.		73,546

	Other Financial - 4.7%
2,450	Countrywide Financial Corp.		79,527
1,000	IShares Russell 2000		121,900
			201,427

	Personal & Household Products - 2.2%
4,600	Libbey Inc.		96,600

	Personal Services - 2.2%
1,900	H&R Block		96,102

	Pharmaceuticals - 4.0%
9,900	King Pharmaceuticals Com*		82,269
3,400	Pfizer, Inc.		89,318
			171,587

	Recreational Products - 2.0%
6,400	K2, Inc.*		88,000

	Restaurants - 2.1%
3,700	Ruby Tuesday Inc.		89,873

See accompannying notes to financial statements.

CORNERCAP CONTRARIAN FUND

PORTFOLIO OF INVESTMENTS - (Continued)

March 31, 2005

Shares	COMMON STOCK - 95.0%		Value

	Retailers - Food - 2.0%
4,700	Safeway, Inc.*		$87,091

	Retailers - Other - 2.6%
5,025	Office Depot Inc.*		111,455

	Schools - 2.2%
6,100	Corinthian Colleges*		95,892

	Semiconductors - 4.2%
17,400	Adaptec, Inc.*		83,346
17,400	LSI Logic Corp.*		97,266
			180,612

	Software - 2.9%
3,600	Sungard Data Systems Inc.*		124,200

	Telecom Equipment - 1.7%
6,700	UTStarCom Inc.*		73,365

	Wholesale & Int'l - 2.2%
4,650	Sourcecorp*		93,649

	Total Common Stocks (Cost $3,935,667)		$4,110,624

Shares	SHORT-TERM INVESTMENTS - 1.6%		Value

	Money Market Securities - 1.6%
71,264	Federated Treasury Obligations Fund, 2.43%**		$71,264
	(Cost $71,264)
	Total Investments (Cost $4,006,931) (a)	96.6%	4,181,888
	Other Assets in Excess of Liabilities	3.4%	148,193

	Net Assets	100.0%	$4,330,081

	*Non-income producing security
	**Variable rate security; the rate shown represents the rate at March 31, 2005.
	(a) Aggregate cost for federal income tax purpose is $4,006,931.

	At March 31, 2005, unrealized appreciation (depreciation) of
	securities for federal income tax purposes is as follows:
	Gross unrealized appreciation		$$350,178
	Gross unrealized depreciation		(175,221)
	Net unrealized appreciation		$174,957

See accompanying notes to financial statements.

CORNERCAP CONTRARIAN FUND

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2005

ASSETS
Investments at market value,
(Cost $4,006,931) (Note 1-A)	$4,181,888
Cash	152,500
Dividends receivable	1,170
Total assets	4,335,558

LIABILITIES
Advisory fee payable	3,651
Service fees payable	1,826
Total liabilities	5,477

NET ASSETS
(Applicable to 442,723 shares outstanding, unlimited shares authorized with no par value)	$4,330,081

NET ASSET VALUE, OFFERING AND REPURCHASE
PRICE PER SHARE
($4,330,081 ÷ 442,723 shares)	$9.78

NET ASSETS
At March 31, 2005, net assets consisted of:
Paid-in capital	$4,735,866
Undistributed net investment income	12,476
Accumulated net realized (loss) on investments	(593,218)
Net unrealized appreciation	174,957
$4,330,081

See accompanying notes to financial statements.

CORNERCAP CONTRARIAN FUND

STATEMENT OF OPERATIONS

Year ended March 31, 2005

INVESTMENT INCOME
Income
Dividends	$76,202
Interest income	4,018
Total income	80,220

Expenses
Management fee (Note 2)	51,210
Service fees (Note 2)	19,690
Total expenses	70,900
Fees waived (Note 2)	(3,156)
Net operating expenses	67,744
Net investment income	12,476

NET REALIZED GAIN AND UNREALIZED LOSS ON INVESTMENTS
Net realized gain from security transactions	988,054
Change in unrealized depreciation of investments	(595,953)
Net gain on investments	392,101

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$404,577

See accompanying notes to financial statements.

CORNERCAP CONTRARIAN FUND

STATEMENT OF CHANGES IN NET ASSETS

Years ended March 31, 2005 and 2004

	2005	2004
INCREASE (DECREASE) IN NET ASSETS FROM
Operations
Net investment income (loss)	$12,476	$(33,574)
Net realized gain on investments	988,054	186,141
Change in unrealized appreciation (depreciation) of investments	(595,953)	1,373,944
Net increase in assets
resulting from operations	404,577	1,526,511

Capital share transactions (a)
Increase in net assets resulting from capital share transactions	34,702	126,484
Total increase in net assets	439,279	1,652,995

NET ASSETS
Beginning of year	3,890,802	2,237,807

End of year
(Including undistributed net investment income
of $12,476 and $0, respectively)	$4,330,081	$3,890,802

(a) Summary of capital share activity follows:

	2005		2004
	Shares	Value	Shares	Value
Shares sold	25,200	$242,598	142,332	$1,003,802
Shares redeemed	(23,390)	(207,896)	(134,183)	(877,318)
Net increase	1,810	$34,702	8,149	$126,484

See accompanying notes to financial statements.

CORNERCAP CONTRARIAN FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the year)

	For Years Ended March 31,
	2005	2004	2003	2002	2001(a)

Per Share Operating Performance
Net asset value, beginning of period	$8.82	$5.17	$9.04	$9.04	$13.26

Income from investment operations -
Net investment income (loss)	0.03	(0.08)	(0.09)	(0.13)	(0.11)
Net realized and unrealized gain
(loss) on investments	0.93	3.73	(3.78)	1.82	(4.11)

Total from investment operations	0.96	3.65	(3.87)	1.69	(4.22)

Less distributions from
Realized gains	0.00	0.00	0.00	(1.69)	0.00

Net asset value, end of period	$9.78	$8.82	$5.17	$9.04	$9.04

Total Return	10.88%	70.60%	(42.81)%	18.42%	(31.83	)%(b)

RATIOS / SUPPLEMENTAL DATA

Net assets, end of period ($000)	$4,330	$3,891	$2,238	$3,798	$3,429

Ratios to average net assets
Expenses	1.72%	1.80%	1.77%	1.86%	1.90	%(c)
Expenses before waiver	1.80%
Net investment income (loss)	0.32%	(1.12)%	(1.36)%	(1.44)%	(1.30	)%(c)
Net investment income (loss) before waiver	0.24%

Portfolio turnover rate	154.41%	63.79%	69.49%	47.88%	34.20%

(a) For the period July 27, 2000 (Commencement of Operations) through March 31, 2001
(b) Not annualized
(c) Annualized

CORNERCAP CONTRARIAN FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2005

(1) ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

CornerCap Contrarian Fund, (formerly CornerCap Micro-Cap Fund) (the “Fund”) is a series of shares of CornerCap Group of Funds. CornerCap Group of Funds was organized on January 6, 1986 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. Investment operations commenced on July 17, 1986. On October 12, 2004, the Fund changed its name from CornerCap Micro-Cap Fund to CornerCap Contrarian Fund. The Fund’s investment objective is to obtain long-term capital appreciation. The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation - Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:15 p.m. Eastern Standard time, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System. Unlisted securities that are not included in such System are valued at the mean of the quoted bid and asked prices in the over-the-counter-market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund’s Board of Trustees. Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

B.
Security Transactions, Investment Income and Other - Security transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

C.
Federal Income Taxes - It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Therefore, no federal income tax provision is required.

D.
Distributions to Shareholders - Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

E.
Accounting Estimates - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

CORNERCAP CONTRARIAN FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

March 31, 2005

(2) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS
The Fund has an investment advisory agreement with CornerCap Investment Counsel, Inc. (the “Advisor”), pursuant to which the Advisor receives a fee, computed daily and payable monthly, at an annual rate of 1.30% of the average daily net assets. Under the terms of the management agreement, the Advisor manages the Fund’s investments subject to the approval of the Board of Trustees. From January 1, 2005 until the next Board of Trustees meeting, which is scheduled for May 12, 2005, the Advisor has agreed to waive its advisory fee, but only to the extent necessary to maintain the Fund’s total annual operating expenses at 1.50% of its average daily net assets for the period. For the fiscal year ended March 31, 2005, the Advisor earned a fee of $51,210 from the Fund and waived fees of $3,156. At March 31, 2005, the Fund owed the Advisor $3,651 for its advisory services.

In addition, the Fund has a service agreement with the Advisor, pursuant to which the Advisor receives a fee, computed daily and payable monthly, at an annual rate of .50% of average net assets. The Advisor will provide day to day operational services to the Fund including, but not limited to, providing or arranging to provide accounting, administrative, legal (except litigation), dividend disbursing, transfer agent, registrar, custodial, shareholder reporting, sub accounting and recordkeeping services. All fees and expenses associated with these and other functions including, but not limited to, expenses of legal compliance, shareholder communication and meetings of the shareholders and the Board of Trustees will be paid by the Advisor. For the fiscal year ended March 31, 2005, the Advisor earned a fee of $19,690 from the Fund. At March 31, 2005, the Fund owed the Advisor $1,826 for its operational services.

Certain officers and directors of the Fund are also officers and directors of the Advisor.

(3) PURCHASES AND SALES OF SECURITIES

For the year ended March 31, 2005, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $5,690,839 and $5,491,277, respectively.

(4) DISTRIBUTIONS TO SHAREHOLDERS

There were no distributions paid for the fiscal year ended March 31, 2005.

As of March 31, 2005, the components of distributable earnings / (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$12,476
Undistributed long-term (losses)	(593,218)
Unrealized appreciation	174,957
$(405,785)

(5) CAPITAL LOSS CARRYFORWARD

At March 31, 2005, the Fund had available for federal tax purposes an unused capital loss carryforward of $593,218, which expires in 2011.

To the extent that this carryforward is used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

CORNERCAP CONTRARIAN FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

March 31, 2005

(6) BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2005, STATVEST, LP held approximately 28% of the Fund’s shares.

(7) CHANGE IN ACCOUNTANTS

On May 19, 2004, Cohen McCurdy, Ltd. (“Cohen”) was selected to replace Tait, Weller & Baker as the Fund’s independent auditor for the fiscal year March 31, 2005. The Fund’s selection of Cohen was recommended by the Audit Committee and was approved by the Board of Trustees.

Tait, Weller & Baker’s report dated April 29, 2004 on the Fund’s financial statements as of March 31, 2004 did not contain an adverse opinion or a disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope or accounting principles. At the financial statement date and through the date of the engagement of Cohen, there were no disagreements between the Fund and Tait, Weller & Baker on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures which  such disagreements, if not resolved to the satisfaction of Tait, Weller & Baker would have caused it to make reference to the subject matter of the disagreement  in connection with its reports on the financial statements for such period.

Neither the Fund nor anyone on its behalf consulted with Cohen on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund’s financial statements as a result of such consultations or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or a reportable event (as describe in paragraph (a)(1)(v) of said Item 304).

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
CornerCap Small-Cap Value Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the CornerCap Small-Cap Value Fund as of March 31, 2005, and the related statements of operations, and changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended March 31, 2004 and the financial highlights for the periods indicated prior to March 31, 2005 were audited by other auditors, who expressed unqualified opinions on those statements.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held as of March 31, 2005 by correspondence with the Fund’s custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the CornerCap Small-Cap Value Fund as of March 31, 2005, the results of its operations, changes in its net assets, and its financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America.

Cohen McCurdy, Ltd.
Westlake, Ohio
May 10, 2005

CORNERCAP SMALL-CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

March 31, 2005

Shares	COMMON STOCK - 96.7%	Value

	Aerospace / Defense - 1.9%
10,725	Armor Holdings Inc.*	$397,790

	Appl. & Household - 2.0%
14,150	Kellwood Co.	407,379

	Auto Parts - 5.7%
25,100	Arvinmeritor, Inc.	388,297
14,050	Superior Industries International	371,061
15,450	TBC Corp.*	430,437
		1,189,795

	Banks - Money Center - 5.9%
15,550	FirstMerit Corp. Com	416,118
17,794	Washington Federal, Inc.	414,778
8,600	Webster Financial Corp.	390,526
		1,221,422

	Banks - Regional - 1.9%
10,975	Hudson United Bancorp	386,869

	Broadcasting & Publ. - 2.1%
11,200	Plantronics, Inc.	426,496

	Building Materials - 6.7%
28,500	Apogee Enterprises	406,980
15,025	Crane Co.	432,570
14,550	Elkcorp	559,593
		1,399,143

	Chemicals - 2.8%
17,800	Headwaters Inc.*	584,196

	Computers & Peripheral - 2.2%
21,300	Orbotech Ltd*	466,470

	Conglomerate - 2.0%
15,600	Standex International Corp.	425,880

	Construction - 2.1%
7,500	Lafarge Corp.	438,375

	Consumer Services - 2.1%
12,900	John H. Harland Co.	443,244

See accompanying notes to financial statements.

CORNERCAP SMALL-CAP VALUE FUND

PORTFOLIO OF INVESTMENTS - (Continued)

March 31, 2005

Shares	COMMON STOCK - 96.7%	Value

	Elect. Plant / Equip. - 2.1%
33,500	CTS Corp.	$435,500

	Electrical & Gas - 1.9%
20,900	Brush Engineered Materials*	397,727

	Food - 4.2%
12,300	American Italian Pasta	337,020
17,350	Smithfield Foods, Inc.*	547,393
		884,413

	Health Care Services - 4.5%
13,000	Apria Healthcare Group Com*	417,300
42,550	Odyssey Healthcare Inc.*	500,388
		917,688

	Household Products - 9.6%
11,400	Beazer Homes USA, Inc.	568,404
14,400	Blyth, Inc.	458,496
16,250	Helen of Troy, Ltd.*	444,925
7,500	Polaris Industries, Inc.	526,725
		1,998,550

	Industrial Component - 2.1%
7,800	Curtiss Wright	444,600

	Insurance - 8.7%
29,700	21st Century Ins Group	414,315
33,550	Clark Inc.	519,354
12,425	HCC Ins Hldgs Inc. Com	449,288
10,000	Reinsurance Group Amer Inc	425,800
		1,808,757

	Machine Tools - 5.7%
13,800	American Axle & Mfg	338,100
9,500	Briggs & Stratton Corp.	345,895
12,500	Manitowoc, Inc.	504,875
		1,188,870

	Miscellaneous Materials - 2.1%
13,350	Cabot Corp.	446,291

	Per. Care / Cosmetics - 2.0%
32,600	Oakley Inc.	417,932

See accompanying notes to financial statements.

CORNERCAP SMALL-CAP VALUE FUND

PORTFOLIO OF INVESTMENTS - (Continued)

March 31, 2005

Shares	COMMON STOCK - 96.7%		Value

	Personal & Household Products - 1.8%
18,230	Libbey Inc.		$382,830

	Recreational Products - 2.0%
30,980	K2, Inc.*		425,975

	Restaurant - 1.9%
16,400	Ruby Tuesday Inc.		398,356

	Retailers - Other - 4.2%
28,300	Haverty Furniture Co., Inc.		431,575
10,800	Regis Corp.		442,044
			873,619

	Semiconductors - 2.1%
90,000	Adaptec, Inc.*		431,100

	Tobacco - 2.1%
9,500	Universal Corp.		434,815

	Wholesale & Int'l - 2.3%
25,100	ABM Industries, Inc.		482,671

	Total Common Stocks (Cost $16,420,070)		$20,156,753

Shares	SHORT-TERM INVESTMENTS - 2.3%		Value

	Money Market Securities - 2.3%
485,052	Federated Treasury Obligations Fund, 2.43%**		$485,052
	(Cost $485,052)
	Total Investments (Cost $16,905,122) (a)	99.0%	20,641,805
	Other Assets in Excess of Liabilities	1.0%	210,118

	Net Assets	100.0%	$20,851,923

	*Non-income producing securities
	**Variable rate security; the rate shown represents the rate at March 31, 2005.
	(a) Aggregate cost for federal income tax purposes is $16,905,122.

	At March 31, 2005, unrealized appreciation / (depreciation) of
	securities for federal income tax purposes is as follows:
	Gross unrealized appreciation		$4,456,394
	Gross unrealized depreciation		(719,711)
	Net unrealized appreciation		$3,736,683

See accompanying notes to financial statements.

CORNERCAP SMALL-CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2005

ASSETS
Investments at market value,
(Cost $16,905,122) (Note 1-A)	$20,641,805
Cash	329,095
Dividends receivable	11,334
Other assets	11,109
Receivable for fund shares sold	1,200
Total assets	20,994,543

LIABILITIES
Payable for securities purchased	115,631
Advisory fee payable	17,993
Service fees payable	8,996
Total liabilities	142,620

NET ASSETS
(Applicable to 1,377,965 shares outstanding, unlimited shares authorized with no par value)	20,851,923

NET ASSET VALUE, OFFERING AND REPURCHASE
PRICE PER SHARE
($20,851,923 ÷ 1,377,965 shares)	$15.13

NET ASSETS
At March 31, 2005, net assets consisted of:
Paid-in capital	$15,184,077
Accumulated net realized gain on investments	1,931,163
Net unrealized appreciation	3,736,683
$20,851,923

See accompanying notes to financial statements.

CORNERCAP SMALL-CAP VALUE FUND

STATEMENT OF OPERATIONS

Year ended March 31, 2005

INVESTMENT INCOME
Income
Dividends	$229,499
Interest income	7,540
Total income	237,039

Expenses
Management fee (Note 2)	193,346
Service fees (Note 2)	96,673
Total expenses	290,019
Net investment (loss)	(52,980)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from security transactions	2,587,151
Change in unrealized depreciation of investments	(1,056,569)
Net gain on investments	1,530,582

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,477,602

See accompanying notes to financial statements.

CORNERCAP SMALL-CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

Years ended March 31, 2005 and 2004

 2004

	2005	2004
INCREASE (DECREASE) IN NET ASSETS FROM
Operations
Net investment (loss)	$(52,980)	$(37,387)
Net realized gain on investments	2,587,151	599,208
Change in net unrealized appreciation (depreciation) of investments	(1,056,569)	6,295,994
Net increase in assets resulting from operations	1,477,602	6,857,815

Distributions to shareholders from
Net investment income	-	-
Realized gains ($0.53 and $0.13 per share, respectively)	(696,258)	(164,374)
Total distributions	(696,258)	(164,374)

Capital share transactions (a)
Increase (decrease) in net assets resulting from
capital share transactions	1,429,890	(73,757)

Total increase (decrease) in net assets	2,211,234	6,619,684

NET ASSETS
Beginning of year	18,640,689	12,021,005

End of year
(Including net investment income of $0
and $0, respectively)	$20,851,923	$18,640,689

(a) Summary of capital share activity follows:

	2005		2004
	Shares	Value	Shares	Value
Shares sold	187,770	$2,796,264	151,001	$1,878,818
Shares issued on reinvested of distributions	44,580	660,674	11,534	158,381
	232,350	3,456,938	162,535	2,037,199
Shares redeemed	(135,652)	(2,027,048)	(169,847)	(2,110,956)
Net increase (decrease)	96,698	$1,429,890	(7,312)	$(73,757)

See accompanying notes to financial statements.

CORNERCAP SMALL-CAP VALUE FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the year)

	For Years Ended March 31,
	2005	2004	2003	2002	2001

Per Share Operating Performance
Net asset value, beginning of period	$14.55	$9.33	$13.70	$10.80	$8.87

Income from investment operations -
Net investment income/(loss)	(0.04)	(0.03)	(0.01)	0.00	0.06
Net realized and unrealized gain
(loss) on investments	1.15	5.38	(3.75)	3.62	1.96

Total from investment operations	1.11	5.35	(3.76)	3.62	2.02

Less distributions from
Net investment income	0.00	0.00	0.00	(0.06)	0.00
Realized gains	(0.53)	(0.13)	(0.61)	(0.66)	(0.09)

Total distributions	(0.53)	(0.13)	(0.61)	(0.72)	(0.09)

Net asset value, end of period	$15.13	$14.55	$9.33	$13.70	$10.80

Total Return	7.71%	57.43%	(27.74)%	34.33%	22.91%

RATIOS / SUPPLEMENTAL DATA

Net assets, end of period ($000)	$20,852	$18,641	$12,021	$16,335	$11,134

Ratios to average net assets
Expenses	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income/(loss)	(0.27)%	(0.23)%	(0.13)%	0.01%	0.54%

Portfolio turnover rate	38.37%	22.09%	31.89%	40.71%	62.13%

See accompanying notes to financial statements.

CORNERCAP SMALL-CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2005

(1) ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

CornerCap Small-Cap Value Fund, (the “Fund”) is a series of shares of CornerCap Group of Funds. CornerCap Group of Funds was organized on January 6, 1986 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. Investment operations commenced on July 17, 1986. The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The Fund’s investment objective is to obtain long-term capital appreciation.

A.
Security Valuation - Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:15 p.m. Eastern Standard time, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System. Unlisted securities that are not included in such System are valued at the mean of the quoted bid and asked prices in the over-the-counter-market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund’s Board of Trustees. Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

B.
Security Transactions, Investment Income and Other - Security transactions are recorded on the next business date after trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

C.
Federal Income Taxes - It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Therefore, no federal income tax provision is required.

D.
Distributions to Shareholders - Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

E.
Accounting Estimates - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.
Reclassification of Capital Accounts - Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended March 31, 2005, the Fund reclassified $52,980 of net investment loss to net realized short-term gains.

CORNERCAP SMALL-CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

March 31, 2005

(2) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

A.
The Fund has an investment advisory agreement with CornerCap Investment Counsel, Inc. (the “Advisor”), pursuant to which the Advisor receives a fee, computed daily and payable monthly, at an annual rate of 1.0% of the average daily net assets. Under the terms of the management agreement, the Advisor manages the Fund’s investments subject to the approval of the Board of Trustees. For the fiscal year ended March 31, 2005, the Advisor earned a fee of $193,346 from the Fund. At March 31, 2005, the Fund owed the Advisor $17,993 for its advisory services.

B.
In addition, the Fund has a service agreement with the Advisor, pursuant to which the Advisor receives a fee, computed daily and payable monthly, at an annual rate of .50% of average net assets. The Advisor will provide day to day operational services to the Fund including, but not limited to, providing or arranging to provide accounting, administrative, legal (except litigation), dividend disbursing, transfer agent, registrar, custodial, shareholder reporting, sub accounting and recordkeeping services. All fees and expenses associated with these and other functions including, but not limited to, expenses of legal compliance, shareholder communication and meetings of the shareholders and the Board of Trustees will be paid by the Advisor. For the fiscal year ended March 31, 2005, the Advisor earned a fee of $96,673 from the Fund. At March 31, 2005, the Fund owed the Advisor $8,996 for its operational services.

Certain officers and directors of the Fund are also officers and directors of the Advisor.

(3) PURCHASES AND SALES OF SECURITIES

For the year ended March 31, 2005, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $7,162,448 and $7,110,449 respectively.

(4) DISTRIBUTIONS TO SHAREHOLDERS

On December 6, 2004, a long-term capital gain distribution of $0.53 per share was declared. The dividend was paid on December 7, 2004, to shareholders of record on December 6, 2004.

The tax character of distributions paid for the years ended March 31, 2005 and 2004 was as follows:

	2005	2004
Distributions paid from:
Ordinary income	$-	$-
Long-term capital gain	696,258	164,374
	$696,258	$164,374

As of March 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term gain	1,931,163
Unrealized appreciation	3,736,683
$5,667,846

CORNERCAP SMALL-CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

March 31, 2005

(5)	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2005, Charles Schwab & Co., held in an omnibus accounts for the benefit of its customers, approximately 28% of the Fund’s shares.

(6)	CHANGE IN ACCOUNTANTS

On May 19, 2004, Cohen McCurdy, Ltd. (“Cohen”) was selected to replace Tait, Weller & Baker as the Fund’s independent auditor for the fiscal year March 31, 2005. The Fund’s selection of Cohen was recommended by the Audit Committee and was approved by the Board of Trustees.

Tait, Weller & Baker’s report dated April 29, 2004 on the Fund’s financial statements as of March 31, 2004 did not contain an adverse opinion or a disclaimer of opinion and was not qualified or modified as to uncertainty, audit  scope or accounting principles. At the financial statement date and through the date of the engagement of Cohen, there were no disagreements between the Fund and Tait, Weller & Baker on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures which such disagreements, if not resolved to the satisfaction of Tait, Weller & Baker would have caused it to make reference to the subject matter of the disagreement in connection with its reports on the financial statements for such period.

Neither the Fund nor anyone on its behalf consulted with Cohen on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund’s financial statements as a result of such consultations or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or a reportable event (as describe in paragraph (a)(1)(v) of said Item 304).

Officers and Affiliated Trustees. The following table sets forth certain information about the Trust’s Officers as well as members of the Board who are affiliated with the Adviser and are therefore “interested persons” of the Trust as that term is defined in the 1940 Act:

Name Age Address Position with Trust	Term of Office and Tenure	Number of Funds in Complex Overseen	Principal Occupation(s) during past 5 years	Other Trusteeships/ Directorships by Trustee
Thomas E. Quinn * 58 The Peachtree, Suite 1700 1355 Peachtree St. NE Atlanta, GA 30309	Trustee, President, Chief Financial Officer, and Treasurer since 1992	3	Chief Executive Officer, CornerCap Investment Counsel	None
Richard T. Bean 40 The Peachtree, Suite 1700 1355 Peachtree St. NE Atlanta, GA 30309	Vice President of the Funds	n/a	Portfolio Manager, CornerCap Investment Counsel; Assistant Controller, Godwins, Inc. (an employee benefit plan administrator)	n/a
John A. Hackney 36 The Peachtree, Suite 1700 1355 Peachtree St. NE Atlanta, GA 30309	Secretary of the Funds	n/a	Compliance Officer, CornerCap Investment Counsel	n/a
Gene A. Hoots 63 The Peachtree, Suite 1700 1355 Peachtree St. NE Atlanta, GA 30309	Vice President of the Funds	n/a	Vice President of the Funds and Chairman Emeritus of the Adviser	n/a

Independent Trustees. The following table sets forth certain information about those members of the Board who are not “interested persons” of the Trust as that term is defined in the 1940 Act (“Independent Trustees”):

Name Age Address Position with Trust	Term of Office and Tenure	Number of Funds in Complex Overseen	Principal Occupation(s) during past 5 years	Other Trusteeships/ Directorships by Trustee
Richard L. Boger 56 590 Means Street, SW Suite 200 Atlanta, GA 30318	Trustee since 1992	3	President & CEO, Lex-Tek International, Inc. 1997 - present; Pres. & CEO, Export Insurance Services, Inc. 1989 - 2002	Gray Television, Inc.
Laurin M. McSwain 51 Eleven Piedmont Center, Suite 806 3495 Piedmont Road Atlanta, GA 30305	Trustee since 1994	3	Attorney, Lefkoff, Duncan, Grimes, Miller & McSwain 2001 - present Attorney, Bloodworth & McSwain 1996 - 2001	None

Trustee Compensation. No interested Trustee, officer, or employee of the Funds receives any compensation from the Funds for serving as an officer or Trustee of the Funds. Each independent Trustee receives $1,000 from the Advisor. The Trustees are paid $750 per meeting for Audit Committee meetings. The Audit Committee Chairman, Mr. Boger, is paid $1,000 per meeting. The Audit Committee is expected to typically meet twice a year. The following table shows the compensation received from the Fund received by each Trustee for his or her service as a Trustee during the fiscal year ended March 31, 2005.

Trustee	Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued	Estimated Annual Benefits Upon Retirement	Total Compensation for Services to the Funds
Thomas E. Quinn	0	0	0	0
Richard L. Boger	$6,000	0	0	$6,000
Laurin M. McSwain	$5,500	0	0	$5,500

The SAI includes additional information about CornerCap Group of Funds Trustees and is available, without charge, upon request.

PROXY VOTING POLICY

A copy of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling the Funds toll-free at (888)-813-8637; or on the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available (1) without charge, upon request, by calling the Funds toll-free at (888)-813-8637; and (2) on the SEC's website at http://www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

Each of the Funds files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1800-SEC-0330. If any of the Funds make the information on Form N-Q available to shareholders on its website or upon request, the information may be obtained from by calling the Funds toll-free at (888)-813-8637.

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a Code of Ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the "Code of Ethics").

(b) There have been no amendments, during the period covered by this report, to any provisions of the Code of Ethics.

(c) The registrant has not granted any waivers during the period covered by this report from any provisions of the Code of Ethics.

(d) Not applicable.

(e) Not applicable.

(f) A copy of the registrant's Code of Ethics is filed as an exhibit hereto pursuant to Item 12(a). The registrant undertakes to provide a copy of the Code of Ethics to any person, without charge upon written request to the registrant at its address at 1355 Peachtree Street, NE, Suite 1700, Atlanta, GA 30309.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees: The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $25,000.00 for 2004 and $15,200.00 for 2005.

(b) Audit-Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0.00 for 2004 and $0.00 for 2005.

(c) Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $0.00 for 2004 and $2,225.00 for 2005.

(d) All Other Fees: The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0.00 for 2004 and $0.00 for 2005.

(e)(1) Audit Committee Pre-Approval Policies: The registrant's Audit Committee pre-approves any audit or non-audit services provided by the independent auditors to the registrant, and pre-approves, if applicable, any non-audit services provided by the independent auditors to the registrant’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

 (b) Not applicable.

 (c) 100%

(d) Not applicable.

(f) Not applicable.

(g) Not applicable.

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls And Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The code of ethics that is the subject of disclosure required by Item 2 is attached hereto as 99.CODE.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as 99.302CERT.

(a)(3) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CORNERCAP GROUP OF FUNDS

By:  /s/ Thomas E. Quinn
Thomas E. Quinn, President

Date:   June 21, 2005